LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases
LEASES

NOTE 13. LEASES

Operating Leases

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. The Company’s leases consist of operating leases on buildings and office space.

In accordance with ASU 2016-02, right-of-use assets are amortized over the life of the underlying leases. Lease expense for the three months ended March 31, 2022 and 2021 was $145,662 and $68,268 respectively. As of March 31, 2022, the weighted average remaining lease term and weighted average discount rate for the operating leases were 4.41 years and 5.77% respectively.

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2022	$371,025
2023	439,110
2024	172,690
2025	112,923
2026	113,736
Thereafter	268,197
Total undiscounted operating lease payments	1,477,681
Less: Imputed interest	172,402
Present value of operating lease liabilities	$1,305,279

NOTE 12. LEASES

Operating Leases

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. The Company’s leases consist of operating leases on buildings and office space.

In accordance with ASU 2016-02, right-of-use assets are amortized over the life of the underlying leases. Lease expense for the years ended December 31, 2021 and 2020 was $307,773 and $239,746 respectively. As of December 31, 2021, the weighted average remaining lease term and weighted average discount rate for the operating leases were 5.28 years and 5.83% respectively.

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2022	$330,737
2023	256,267
2024	172,690
2025	112,923
2026	113,736
Thereafter	268,196
Total undiscounted operating lease payments	1,254,549
Less: Imputed interest	(173,214)
Present value of operating lease liabilities	$1,081,335